RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Gain From Sale Of Available For Sale Securities Debt	$ (135,117)	$ (94,333)
Xiaomi Corporation and its affiliates | Convertible Bonds
RELATED PARTY BALANCES AND TRANSACTIONS
Effective interest rate		5.40%